[Clifford Chance US LLP Letterhead]


                                  July 16, 2008


Mr. Christian T. Sandoe
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                     RE: Claymore Exchange-Traded Fund Trust
                         (File Nos. 333-151394 & 811-21906)
                         -------------------------------------------------------

Mr. Sandoe:

         Thank you for your telephonic comments regarding the Registration Statement on Form N-14 (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Claymore Exchange-Traded Fund Trust (the "Registrant"), on behalf of its series Claymore/Raymond James SB-1 Equity ETF ("RYJ ETF"), on June 3, 2008 in connection with the proposed reorganization (the "Reorganization") of Claymore/Raymond James SB-1 Equity Fund ("RYJ") into RYJ ETF. On behalf of the Registrant, we have summarized your comments to the best of our understanding, below which we have provided our response to those comments. We have not included comments which we resolved in the course of our conference call with you. Where changes were necessary in response to your comments, they are reflected in Pre-Effective Amendment No. 1 to the Registration Statement, which the Registrant intends to file on or about July 16, 2008 and will be marked to show all changes made since the initial filing of the Registration Statement. RYJ ETF and RYJ are referred to herein collectively as the "Funds."


QUESTIONS & ANSWERS
-------------------

WHY IS A SHAREHOLDER MEETING BEING HELD?

     1. THE FINAL SENTENCE OF THE SECOND PARAGRAPH STATES: "THE INDEX'S STOCK SELECTION METHODOLOGY IS SIMILAR TO RYJ'S OBJECTIVE, RULES-BASED INVESTMENT PROCESS." PLEASE ADD THE WORD "SUBSTANTIALLY" BEFORE THE WORD "SIMILAR" IN ORDER TO MAKE THE SENTENCE CONSISTENT WITH DISCLOSURE IN OTHER PARTS OF THE REGISTRATION STATEMENT.

         The Registrant has added the requested disclosure.

WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE REORGANIZATION?

     2. THE FOURTH PARAGRAPH EXPLAINS THAT SHAREHOLDERS WHO HOLD A FRACTIONAL SHARE OF RYJ WILL RECEIVE CASH IN LIEU OF A FRACTIONAL SHARE OF RYJ ETF. IF RYJ WILL REPURCHASE THE FRACTIONAL SHARES FOR CASH, PLEASE DISCLOSE ANY POTENTIAL ISSUES UNDER SECTION 23 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT").

     In the Reorganization, RYJ ETF will acquire substantially all of the assets and will assume substantially all of the liabilities of RYJ, in exchange for shares of RYJ ETF to be issued to RYJ. RYJ will then distribute the shares of RYJ ETF pro rata to the shareholders of RYJ, the aggregate net asset value of which will equal the aggregate net asset value of the shares of RYJ held by each shareholder of RYJ immediately prior to the Reorganization. However, shareholders of RYJ will receive cash for fractional shares of RYJ held before the Reorganization. This cash will come from RYJ selling certain shares of RYJ ETF that it received pursuant to the Reorganization. Thus, RYJ is not repurchasing any of its shares, and the Registrant respectfully submits that no additional disclosure is necessary.


PROSPECTUS
----------

SUMMARY - PROPOSAL 1: APPROVAL OF THE REORGANIZATION (PAGE 7)

     3. THE NINTH PARAGRAPH DESCRIBES THE UNITARY MANAGEMENT FEE THAT WILL BE PAID BY RYJ ETF. PLEASE ADD DISCLOSURE EXPLAINING WHETHER THE UNITARY MANAGEMENT FEE INCLUDES AMOUNTS DUE TO RYJ ETF'S INVESTMENT ADVISER FROM RYJ ETF TO REIMBURSE THE INVESTMENT ADVISER FOR LICENSING FEES THE INVESTMENT ADVISER PAYS TO RYJ ETF'S INDEX PROVIDER.

     The Registrant has added the requested disclosure.


PROPOSAL 1: APPROVAL OF THE REORGANIZATION - COMPARISON OF RYJ AND RYJ ETF - INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES (PAGES 12-13)

     4. PLEASE HIGHLIGHT ANY DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF RYJ ETF AND THOSE OF RYJ.

     The Registrant has added the requested disclosure.


PROPOSAL 1: APPROVAL OF THE REORGANIZATION - COMPARISON OF RYJ AND RYJ ETF - PRINCIPAL INVESTMENT RISKS (PAGE 14)

5. PLEASE HIGHLIGHT ANY DIFFERENCES BETWEEN THE PRINCIPAL INVESTMENT RISKS OF RYJ ETF AND THOSE OF RYJ.

     The Registrant has added the requested disclosure.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION - COMPARISON OF RYJ AND RYJ ETF - PRINCIPAL INVESTMENT RISKS - FOREIGN INVESTMENT RISK (PAGE 15)

     6. THE SECOND PARAGRAPH DISCUSSES THE RISKS OF INVESTING IN SECURITIES OF ISSUERS BASED IN EMERGING MARKET COUNTRIES. PLEASE CONSIDER WHETHER THIS IS A PRINCIPAL INVESTMENT RISK OF RYJ ETF AND, IF IT IS NOT, PLEASE REMOVE THE DISCLOSURE FROM THIS LOCATION.

     The Registrant has deleted the disclosure in the "Principal Investment Risks" section.


PROPOSAL 1: APPROVAL OF THE REORGANIZATION - COMPARISON OF RYJ AND RYJ ETF - PRINCIPAL INVESTMENT RISKS - PORTFOLIO TURNOVER RISK (PAGE 17)

     7. IF THE PORTFOLIO TURNOVER OF RYJ HAS BEEN HIGH (I.E., OVER 100%), PLEASE DISCLOSE THIS FACT.

     The Registrant has added the requested disclosure.


PROPOSAL 1: APPROVAL OF THE REORGANIZATION - ADDITIONAL INFORMATION ABOUT THE REORGANIZATION - TERMS OF THE REORGANIZATION AGREEMENT (PAGE 25)

     8. THE THIRD SENTENCE OF THE THIRD PARAGRAPH STATES THAT "RYJ WILL DISTRIBUTE ON OR BEFORE THE CLOSING DATE ALL OR SUBSTANTIALLY ALL OF ITS UNDISTRIBUTED NET INVESTMENT INCOME (INCLUDING NET CAPITAL GAINS) AS OF SUCH DATE." PLEASE EXPLAIN TO THE STAFF OF THE COMMISSION WHETHER THIS DISTRIBUTION MIGHT RAISE ANY ISSUES UNDER SECTION 19 OF THE 1940 ACT.

     RYJ's fiscal year ends on August 31, and it has already distributed its capital gains for its fiscal year and tax year ended August 31, 2007. RYJ will cease operations as of the closing date of the Reorganization. If the closing date of the Reorganization occurs on or before August 31, 2008, that date will be the final date of RYJ's 2008 fiscal and tax year, and RYJ will make its capital gain distribution for its 2008 fiscal year and tax year on or before that date. If the closing date of the Reorganization occurs after August 31, 2008, RYJ will make a capital gain distribution for its fiscal and tax year 2008, and then will make another capital gain distribution (on or before the closing date) for its 2009 fiscal and tax year. Either way, RYJ will not distribute capital gains more than once in a fiscal and tax year. Thus, the Registrant respectfully submits that its final distribution of net investment income will not raise any issues under
     Section 19 of the 1940 Act.


OTHER INFORMATION - SOLICITATION OF PROXIES (PAGE 51)

     9. PLEASE DISCLOSE WHO RYJ HAS RETAINED TO MAKE TELEPHONE CALLS TO SHAREHOLDERS TO REMIND THEM TO VOTE.

     The registrant has added the requested disclosure.


STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------


INVESTMENT RESTRICTIONS AND POLICIES (PAGE 4)

     10. WE NOTE THAT PURSUANT TO INVESTMENT RESTRICTION (2) RYJ ETF MAY ENGAGE IN BORROWINGS UP TO THE EXTENT PERMISSIBLE BY THE 1940 ACT UNDER NORMAL CONDITIONS, BUT MAY ONLY BORROW UP TO 10% OF ITS TOTAL ASSETS FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES.

     The Registrant acknowledges the comment and opts to not change the investment restriction.


MANAGEMENT - INDEX (PAGE 18)

     11. THE THIRD SENTENCE OF THE SECOND PARAGRAPH STATES: "THE FUND REIMBURSES THE ADVISER FOR THE LICENSING FEE PAYABLE TO THE INDEX PROVIDER." IF THIS IS AN ACCURATE STATEMENT, PLEASE DISCLOSE THIS ANYWHERE IN REGISTRATION STATEMENT WHERE THE UNITARY MANAGEMENT FEE IS DISCUSSED. IF THIS IS NOT AN ACCURATE STATEMENT, PLEASE DELETE THE SENTENCE.

     RYJ ETF does not reimburse the Adviser for the licensing fee payable to its index provider, and thus the Registrant has deleted the sentence and revised the disclosure about the unitary management fee throughout the Registration Statement.


GENERAL DISCUSSION
------------------

     As we discussed when you provided your telephonic comments to the Registration Statement, we have spoken with Michael Mundt of the Staff regarding the requirement that RYJ ETF issue shares to RYJ in "creation units" pursuant to the Agreement and Plan of Reorganization between RYJ and the Registrant on behalf of RYJ ETF. The Registration Statement has been revised to reflect the method by which RYJ ETF will issue shares to RYJ.

                                      * * *

         In connection with the effectiveness of the Registration Statement, the Registrant acknowledges that the disclosure included in the Registration Statement is the responsibility of the Registrant. The Registrant further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement and that the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


         Should you have any additional comments or concerns, please do not hesitate to contact me at (212) 878-3412.


                                                     Sincerely,

                                                     /s/ Jeremy Senderowicz

                                                     Jeremy Senderowicz